UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8431
                                   ---------------------------------------------
                           Lake Shore Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         8280 Montgomery Road, Suite 302, Cincinnati, Ohio 45236
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Earl V. (Buck) Newsome, 8280 Montgomery Road, Suite 302, Cincinnati, Ohio 45236
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 794-0002
                                                    ----------------------------
Date of fiscal year end:      12/31
                         ---------------
Date of reporting period:     6/30/03
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------

                             LAKE SHORE EQUITY FUND


                               SEMI-ANNUAL REPORT
                                  June 30, 2003
                                   (Unaudited)


     INVESTMENT ADVISER                                    ADMINISTRATOR
     ------------------                                    -------------
 LAKE SHORE FUND GROUP, LLC                       INTEGRATED FUND SERVICES, INC.
    8280 Montgomery Road                              221 East Fourth Street
          Suite 302                                          Suite 300
   Cincinnati, Ohio 45236                             Cincinnati, Ohio 45202
       1.513.794.1440                                     1.800.266.9532

================================================================================

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2003
                                   (Unaudited)

ASSETS
      Investment securities, at value (cost $1,070,992)            $  1,211,428
      Dividends and interest receivable                                     965
      Receivable from Adviser                                            47,109
      Other assets                                                        6,510
                                                                   ------------
           TOTAL ASSETS                                               1,266,012
                                                                   ------------

LIABILITIES
      Payable to Affiliates                                               8,223
      Accrued expenses                                                   31,556
                                                                   ------------
           TOTAL LIABILITIES                                             39,779
                                                                   ------------

NET ASSETS                                                         $  1,226,233
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  1,873,565
Accumulated net investment loss                                          (7,565)
Accumulated net realized losses from security transactions             (780,203)
Net unrealized appreciation on investments                              140,436
                                                                   ------------
NET ASSETS                                                         $  1,226,233
                                                                   ============

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                         160,166
                                                                   ============


Net asset value, offering price and redemption price per share     $       7.66
                                                                   ============

Maximum offering price per share                                   $       8.06
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2003
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                    $      9,965
      Interest                                                               61
                                                                   ------------
                TOTAL INVESTMENT INCOME                                  10,026
                                                                   ------------
EXPENSES
      Investment advisory fees                                            5,902
      Accounting services fees                                           12,000
      Transfer agent fees                                                 7,200
      Insurance expense                                                   6,498
      Professional fees                                                   6,319
      Administration fees                                                 6,000
      Reports to shareholders                                             5,579
      Postage and supplies                                                4,039
      Custodian fees                                                      3,680
      Trustees' fees and expenses                                         1,439
      Registration fees                                                   1,083
      Pricing costs                                                         609
      Distribution expense                                                  126
                                                                   ------------
           TOTAL EXPENSES                                                60,474
      Fees waived and expenses reimbursed by the Adviser                (42,883)
                                                                   ------------
           NET EXPENSES                                                  17,591
                                                                   ------------

NET INVESTMENT LOSS                                                      (7,565)
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
      Net realized losses from security transactions                     (4,394)
      Net change in unrealized appreciation/
          depreciation on investments                                    91,056
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         86,662
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     79,097
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the
                                                                Six Months       For the
                                                                  Ended            Year
                                                                 June 30,         Ended
                                                                   2003        December 31,
                                                               (Unaudited)         2002
                                                              ------------     ------------
FROM OPERATIONS
     Net investment loss                                      $     (7,565)    $    (25,045)
     Net realized losses from security transactions                 (4,394)         (22,388)
     Net change in unrealized appreciation/
          depreciation on investments                               91,056         (159,155)
                                                              ------------     ------------
Net increase (decrease) in net assets from operations               79,097         (206,588)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                       6,637           77,064
     Payments for shares redeemed                                  (50,534)        (772,461)
                                                              ------------     ------------
Net decrease in net assets from capital share transactions         (43,897)        (695,397)
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             35,200         (901,985)

NET ASSETS
     Beginning of period                                         1,191,033        2,093,018
                                                              ------------     ------------
     End of period                                            $  1,226,233     $  1,191,033
                                                              ============     ============

CAPITAL SHARE ACTIVITY
     Shares sold                                                       141            9,971
     Shares redeemed                                                (6,634)        (109,182)
                                                              ------------     ------------
     Net decrease in shares outstanding                             (6,493)         (99,211)
     Shares outstanding, beginning of period                       166,659          265,870
                                                              ------------     ------------
     Shares outstanding, end of period                             160,166          166,659
                                                              ============     ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                             For the
                                           Six Months       For the       For the        For the        For the         For the
                                              Ended           Year          Year           Year           Year          Period
                                            June 30,         Ended         Ended          Ended          Ended           Ended
                                              2003        December 31,   December 31,   December 31,   December 31,   December 31,
                                           (Unaudited)        2002          2001           2000           1999          1998 (a)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at beginning of period      $     7.15     $     7.87     $     9.04     $    15.43     $    11.05     $    10.00
                                            ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
     Net investment income (loss)                (0.05)         (0.15)         (0.11)         (0.21)         (0.11)          0.08
     Net realized and unrealized gains
          (losses) on investments                 0.56          (0.57)         (1.05)         (3.49)          4.76           1.05
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                  0.51          (0.72)         (1.16)         (3.70)          4.65           1.13
                                            ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
     From net investment income                     --             --             --             --             --          (0.08)
     From net realized gains                        --             --          (0.01)         (2.69)         (0.27)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                 --             --          (0.01)         (2.69)         (0.27)         (0.08)
                                            ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period            $     7.66     $     7.15     $     7.87     $     9.04     $    15.43     $    11.05
                                            ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                                 7.13%(c)      (9.15%)       (12.88%)       (24.18%)        42.26%         11.34%(c)
                                            ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period                 $1,226,233     $1,191,033     $2,093,018     $2,429,087     $3,453,747     $1,588,758
                                            ==========     ==========     ==========     ==========     ==========     ==========
Ratio of gross expenses to
     average net assets (d)                     10.24%(e)       7.12%          5.94%          3.61%          4.86%         14.24%(e)

Ratio of net expenses to
     average net assets                          2.98%(e)       2.98%          2.98%          2.98%          2.32%          1.91%(e)

Ratio of net investment income (loss)
     to average net assets                      (1.28%)(e)     (1.40%)        (1.27%)        (1.48%)        (1.06)%         0.71%(e)

Portfolio turnover rate                            60%(e)         77%           120%           145%            64%             4%(e)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c)  Not annualized.

(d) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

                                                                      Market
   Shares                                                              Value
   ------                                                              -----
                COMMON STOCKS -- 94.1%
                CONSUMER, NON-CYCLICAL -- 37.5%
         685    Aetna, Inc.                                        $     41,237
         550    Amgen, Inc.*                                             36,542
       3,195    Archer-Daniels-Midland Co.                               41,120
         695    Avon Products, Inc.                                      43,229
         590    Boston Scientific Corp.*                                 36,049
         695    C. R. Bard, Inc.                                         49,559
         730    Colgate-Palmolive Co.                                    42,304
       1,850    ConAgra Foods, Inc.                                      43,660
         945    PepsiCo, Inc.                                            42,053
       1,600    Sherwin-Williams Co.                                     43,008
         600    Stryker Corp.                                            41,622
                                                                   ------------
                                                                        460,383
                                                                   ------------

                CONSUMER, CYCLICAL -- 14.4%
       1,010    Eastman Kodak Co.                                        27,624
       1,745    Mattel, Inc.                                             33,015
       1,475    May Department Stores Co.                                32,834
       1,690    R. R. Donnelley & Sons Co.                               44,176
       1,160    V.F. Corp.                                               39,405
                                                                   ------------
                                                                        177,054
                                                                   ------------

                TECHNOLOGY -- 11.0%
       2,190    Citrix Systems, Inc.*                                    44,588
       2,855    Nextel Communications, Inc. - Class A*                   51,619
         855    Zimmer Holdings, Inc.                                    38,518
                                                                   ------------
                                                                        134,725
                                                                   ------------

                FINANCIAL SERVICES -- 10.5%
         525    Bank of America Corp.                                    41,491
         635    Bear Stearns Co., Inc.                                   45,986
       1,050    SLM Corp.                                                41,129
                                                                   ------------
                                                                        128,606
                                                                   ------------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

                                                                      Market
   Shares                                                              Value
   ------                                                              -----
                UTILITIES -- 9.8%
       2,675    American Power Conversion Corp.                          41,703
         805    Entergy Corp.                                            42,488
       1,150    Southern Co.                                             35,834
                                                                   ------------
                                                                        120,025
                                                                   ------------

                INDUSTRIAL -- 7.9%
         780    FedEx Corp.                                              48,383
         560    Johnson Controls, Inc.                                   47,936
                                                                   ------------
                                                                         96,319
                                                                   ------------

                ENERGY -- 3.0%
       1,620    Halliburton Co.                                          37,260
                                                                   ------------

                TOTAL COMMON STOCKS                                $  1,154,372
                                                                   ------------

                MONEY MARKETS -- 4.7%
      57,056    First American Treasury                            $     57,056
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 98.8%
                (Cost $1,070,992)                                  $  1,211,428

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%            14,805
                                                                   ------------

                NET ASSETS -- 100.0%                               $  1,226,233
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers one series of shares to investors: the Lake Shore Equity Fund (the Fund). The Trust was capitalized on December 23, 1997, when the initial shares of the Fund were purchased at $10.00 per share. The initial public offering of shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains, if any, at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a highest cost basis. In prior years, the Fund had accounted for securities sold on a specific identification basis. As the Fund carries its securities at market value, this change has no effect on total assets or change in net assets from operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the following periods were as follows:

                                                    Year            Year
                                                   Ended           Ended
                                                December 31,    December 31,
                                                    2002            2001
                                                 --------------------------
     From long-term capital gains                $       --      $    1,581

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Cost of portfolio investments                            $  1,089,675
                                                              ============
     Gross unrealized appreciation                            $    128,443
     Gross unrealized depreciation                                 (79,063)
                                                              ------------
     Net unrealized appreciation                                    49,380
     Capital loss carryforward                                    (775,809)
                                                              ------------
     Accumulated deficit                                      $   (726,429)
                                                              ============


As of June 30, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $775,809 of which $753,091 expires December 31, 2009 and $22,718 expires December 31, 2010. These capital loss carryforwards may be utilized in the current and future years to offset net realized gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

For the six months ended June 30,  2003,  cost of  purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $346,183 and $393,224, respectively.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses for the six months ended June 30, 2003, the Adviser waived investment advisory fees of $5,902 and agreed to reimburse the Fund for $36,981 of other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from the Fund, based on the number of shareholder accounts, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, from the Fund. In addition, the Fund pays certain IFS out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. The Underwriter earned nothing from underwriting commissions on the sale of shares during the six months ended June 30, 2003.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% of average daily net assets. For the six months ended June 30, 2003, the Fund incurred $126 of expenses under the Plan.

ITEM 2.   CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3.   AUDIT  COMMITTEE   FINANCIAL  EXPERT.  Not  applicable  to  Semiannual
          Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Semiannual Reports.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective as of a date within 90 days of the filing date of this report. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1) Code of Ethics. Not Applicable

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Lake Shore Family of Funds
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Earl V. "Buck" Newsome
-----------------------------
Earl V. "Buck" Newsome
President

Date:  September 8 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Earl V. "Buck" Newsome
-----------------------------
Earl V. "Buck" Newsome
President

Date:  September 8 2003

By (Signature and Title)

/s/ Gregory J. Bauer
-----------------------------
Gregory J. Bauer
Treasurer Chief Financial Officer

Date:  September 8 2003